Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2015 Portfolio℠
March 31, 2026
VIPIFF2015-NPRT1-0526
1.830290.120
Bond Funds - 56.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,312,529	12,009,637
Fidelity International Bond Index Fund (a)	385,100	3,523,664
Fidelity Long-Term Treasury Bond Index Fund (a)	194,378	1,788,276
VIP High Income Portfolio - Investor Class (a)	215,529	1,043,160
VIP Investment Grade Bond II Portfolio - Investor Class (a)	3,182,033	30,133,853
TOTAL BOND FUNDS (Cost $50,687,312)		48,498,590

Domestic Equity Funds - 19.7%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	10,566	1,244,038
VIP Contrafund Portfolio - Investor Class (a)	50,639	2,804,388
VIP Equity Income Portfolio - Investor Class (a)	74,838	2,232,429
VIP Growth & Income Portfolio - Investor Class (a)	95,031	3,089,473
VIP Growth Portfolio - Investor Class (a)	51,195	4,673,088
VIP Mid Cap Portfolio - Investor Class (a)	18,533	714,997
VIP Value Portfolio - Investor Class (a)	79,592	1,574,338
VIP Value Strategies Portfolio - Investor Class (a)	46,785	782,705
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,561,826)		17,115,456

International Equity Funds - 19.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	327,326	5,279,774
VIP Overseas Portfolio - Investor Class (a)	435,982	11,440,175
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,931,021)		16,719,949

Money Market Funds - 5.0%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $4,374,741)	3.44	4,374,741	4,374,741

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $75,554,900)	86,708,736
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	86,708,736

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	914,487	222,582	44,265	-	479	150,755	1,244,038	10,566
Fidelity Inflation-Protected Bond Index Fund	12,375,874	318,660	725,520	-	(47,125)	87,748	12,009,637	1,312,529
Fidelity International Bond Index Fund	3,411,286	224,542	102,597	-	(1,165)	(8,402)	3,523,664	385,100
Fidelity Long-Term Treasury Bond Index Fund	2,997,322	27,388	1,221,064	22,110	(248,861)	233,491	1,788,276	194,378
VIP Contrafund Portfolio - Investor Class	2,797,447	261,462	75,443	29,933	642	(179,720)	2,804,388	50,639
VIP Emerging Markets Portfolio - Investor Class	4,745,873	693,830	273,162	81,316	117,334	(4,101)	5,279,774	327,326
VIP Equity Income Portfolio - Investor Class	2,268,785	65,647	159,341	19,950	33,865	23,473	2,232,429	74,838
VIP Government Money Market Portfolio - Investor Class	5,654,311	58,593	1,338,163	44,773	-	-	4,374,741	4,374,741
VIP Growth & Income Portfolio - Investor Class	3,113,934	154,358	127,247	37,015	2,066	(53,638)	3,089,473	95,031
VIP Growth Portfolio - Investor Class	4,640,692	408,750	123,769	-	(825)	(251,760)	4,673,088	51,195
VIP High Income Portfolio - Investor Class	1,080,088	24,081	61,016	-	(5,286)	5,293	1,043,160	215,529
VIP Investment Grade Bond II Portfolio - Investor Class	31,331,932	677,002	1,880,376	9,924	(10,299)	15,594	30,133,853	3,182,033
VIP Mid Cap Portfolio - Investor Class	711,844	45,717	73,661	5,238	4,433	26,664	714,997	18,533
VIP Overseas Portfolio - Investor Class	10,511,045	1,695,211	284,658	163,083	1,170	(482,593)	11,440,175	435,982
VIP Value Portfolio - Investor Class	1,584,214	79,772	139,190	17,193	9,267	40,275	1,574,338	79,592
VIP Value Strategies Portfolio - Investor Class	785,214	43,352	98,112	-	11,233	41,018	782,705	46,785
	88,924,348	5,000,947	6,727,584	430,535	(133,072)	(355,903)	86,708,736

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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